Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period (months)	12 months
Maximum obligation, notice period per each year (months)	1 month
Number of years due to change in control	2 years
Payment equivalent period (months)	24 months
Salaries and employee benefits	$ 3,416	$ 3,767
Post-employment retirement benefits	61	74
Termination benefits	247	0
Share-based compensation (note 21)	1,793	2,411
Key management personnel compensation	$ 5,517	$ 6,252
Maximum
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period per each year (months)	24 months